12 [illegible] 38

FORM D

RECEIVED
AUG 1 5 2003
152
SEC MAIL PROCESSING SECTION WASH. D.C.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
OMB Number: 3235-0076
Expires: December 31, 1996
Estimated average burden hours per response 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Chesapeake Park Plaza

Filing Under (Check box(es) that apply):
☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

[redacted]

03059388

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
SKB-Chesapeake, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204	(503) 220-2600
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED
AUG 18 2003
THOMSON FINANCIAL

Brief Description of Business
To fund the acquisition of a suburban office building in San Diego, California.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify):
☐ business trust ☐ limited partnership, to be formed Limited Liability Company

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 3
☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: (CN for Canada; FN for other foreign jurisdiction)
DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been

made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. *The Appendix to the notice constitutes a part of this notice and must be completed.*

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of a federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years.
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
ScanlanKemperBard Companies

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, Oregon 97204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual $ 0

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and./or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Bard, N. Thomson Jr.; Scanlan, Robert D.; Gooding, Todd M.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, Oregon 97204

Name of Associated Broker or Dealer
Jefferson Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).......... ☐ All States

[AL]	[AK]	[~~AZ~~]	[AR]	[~~CA~~]	[~~CO~~]	[~~CT~~]	[DE]	[~~DC~~]	[~~FL~~]	[GA]	[~~HI~~]	[~~ID~~]
[~~IL~~]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[~~MD~~]	[~~MA~~]	[MI]	[MN]	[MS]	[MO]
[~~MT~~]	[NE]	[~~NV~~]	[NH]	[~~NJ~~]	[~~NM~~]	[~~NY~~]	[~~NC~~]	[ND]	[OH]	[OK]	[~~OR~~]	[~~PA~~]
[RI]	[~~SC~~]	[SD]	[TN]	[~~TX~~]	[UT]	[VT]	[VA]	[~~WA~~]	[WV]	[WI]	[~~WY~~]	[PR]

Full Name (Last name first, if individual)
Walker, Robert W.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
Jefferson Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).......... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[~~CA~~]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[~~NC~~]	[ND]	[OH]	[~~OK~~]	[OR]	[PA]
[RI]	[~~SC~~]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Gibson, Robert W.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
Jefferson Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).......... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[~~CA~~]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[~~IL~~]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[~~OR~~]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[~~WA~~]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Hake, Richard E.

Business or Residence Address (Number and Street, City, State, Zip Code)
45 Kipling Court, Mill Valley, California 94941

Name of Associated Broker or Dealer
Kipling Capital, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

[AL]	[AK]	[AZ]	[AR]	[~~CA~~]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[~~IL~~]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[~~OR~~]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Hastings, Elizabeth A.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
Jefferson Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

[AL]	[AK]	[~~AZ~~]	[AR]	[~~CA~~]	[CO]	[~~CT~~]	[DE]	[DC]	[FL]	[GA]	[HI]	[~~ID~~]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[~~MI~~]	[MN]	[MS]	[MO]
[MT]	[NE]	[~~NV~~]	[NH]	[~~NJ~~]	[NM]	[NY]	[~~NC~~]	[ND]	[OH]	[OK]	[~~OR~~]	[PA]
[RI]	[~~SC~~]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[~~WA~~]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests (LLC Membership Interests)	$5,575,000	$ 0
Other (Specify)	$ 0	$
Total	$5,575,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☐	$ 0
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately) Jefferson Securities & Kipling Capital	☒	$139,375
Other Expenses (identify)	☐	$ 0
Total	☒	$139,375

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a.
This difference is the "adjusted gross proceeds to the issuer." $5,435,625

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☒	$ 139,375	☐	$ 0
Purchase of real estate	☐	$ 0	☒	$4,375,000
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of Indebtedness	☐	$ 0	☐	$ 0
Working Capital **(Reserves)**	☐	$ 0	☒	$ 500,000
Other (specify): **Closing Costs, Loan Fees & Insurance**	☐	$ 0	☒	$ 421,250
______	☐	$ 0	☐	$ 0
Column Totals	☒	$ 139,375	☒	$5,296,250
Total Payments Listed (column totals added)		☒ $5,435,625		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
SKB-Chesapeake, LLC	Robert D. Scanlan	8/14/03
Name of Signer (Printer or Type)	**Title of Signer (Print or Type)**	
Robert D. Scanlan	Managing Member, ScanlanKemperBard Companies Operating Manager of SKB-Chesapeake, LLC	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?........ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
SKB-Chesapeake, LLC	[signature]	8/14/03
Name of Signer (Printer or Type)	**Title of Signer (Print or Type)**	
Robert D. Scanlan	Managing Member, ScanlanKemperBard Companies Operating Manager of SKB-Chesapeake, LLC	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	3				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of Security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									

OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, **SKB-Chesapeake, LLC**, a limited liability company organized under the laws of **Delaware**, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

N. Thomson Bard, Jr. Executive Vice President/Member
ScanlanKemperBard Companies
Operating Manager
SKB-Chesapeake, LLC
1211 SW Fifth Ave., Suite 2250
Portland, OR 97204

Place an "X" before the name of all the States for which the person executing this form is appointing the designated Officer or that State as its attorney in that State for receipt of service of process:

____	ALABAMA	Secretary of State
____	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development
_X_	ARIZONA	The Corporation Commission
____	ARKANSAS	The Securities Commissioner
_X_	CALIFORNIA	Commissioner of Corporations
_X_	COLORADO	Securities Commissioner
_X_	CONNECTICUT	Banking Commissioner
____	DELAWARE	Securities Commissioner
_X_	DISTRICT OF COLUMBIA	Public Service Commission
_X_	FLORIDA	Department of Banking and Finance
____	GEORGIA	Commissioner of Securities
____	GUAM	Administrator, Department of Finance
_X_	HAWAII	Commissioner of Securities
_X_	IDAHO	Director, Department of Finance
_X_	ILLINOIS	Secretary of State
____	INDIANA	Secretary of State
____	IOWA	Commissioner of Insurance
____	KANSAS	Secretary of State
____	KENTUCKY	Director, Division of Securities
____	LOUISIANA	Commissioner of Securities

____	MAINE	Administrator, Securities Division
_X_	MARYLAND	Commissioner of the Division of Securities
_X_	MASSACHUSETTS	Secretary of State
_X_	MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
____	MINNESOTA	Commissioner of Commerce
____	MISSISSIPPI	Secretary of State
____	MISSOURI	Securities Commissioner
_X_	MONTANA	State Auditor and Commissioner of Insurance
____	NEBRASKA	Director of Banking and Finance
_X_	NEVADA	Secretary of State
____	NEW HAMPSHIRE	Secretary of State
_X_	NEW JERSEY	Chief, Securities Bureau
_X_	NEW MEXICO	Director, Securities Division
_X_	NEW YORK	Secretary of State
_X_	NORTH CAROLINA	Secretary of State
____	NORTH DAKOTA	Securities Commissioner
____	OHIO	Secretary of State
_X_	OREGON	Director, Department of Insurance and Finance
_X_	OKLAHOMA	Securities Administrator
_X_	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
____	PUERTO RICO	Commissioner of Financial Institutions
____	RHODE ISLAND	Director of Business Regulation
_X_	SOUTH CAROLINA	Secretary of State
____	SOUTH DAKOTA	Director of the Division of Securities
____	TENNESSEE	Commissioner of Commerce and Insurance
_X_	TEXAS	Securities Commissioner
_X_	UTAH	Director, Division of Securities
____	VERMONT	Secretary of State
_X_	VIRGINIA	Clerk, State Corporation Commission
_X_	WASHINGTON	Director of the Department Licensing
____	WEST VIRGINIA	Commissioner of Securities
____	WISCONSIN	Commissioner of Securities
_X_	WYOMING	Secretary of State

Dated this 14th Day of August, 2003

SKB-Chesapeake, LLC
By: ScanlanKemperBard Companies
Manager

(SEAL)

By: [signature]
Robert D. Scanlan,
Managing Member

CORPORATE ACKNOWLEDGMENT

State of Oregon)
)ss.
County of Multnomah)

On this 14th August, 2003, before me, Margaret Hill, the undersigned officer, personally appeared Robert D. Scanlan known personally to me to be the Managing Member of the above named limited liability corporation and acknowledged that he, as an officer/member being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

OFFICIAL SEAL
MARGARET M HILL
NOTARY PUBLIC-OREGON
COMMISSION NO. 361110
MY COMMISSION EXPIRES SEPT 10, 2006

Margaret M Hill

Notary Public/Commissioner of Oaths
My Commission Expires September 10, 2006

(SEAL)